Marketable Securities - Summary of Both Short-Term and Long-Term Marketable Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 11,615	$ 11,649
Amortized Cost	998,632	972,111
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(14,450)	(13,279)
Gross Unrealized Gain (Loss) through Profit & Loss	(3,472)	(1,616)
Market Value	8,143	10,034
Market Value	980,710	957,217
Corporate Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	625,760	743,624
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(12,844)	(11,840)
Market Value	612,915	731,784
Government Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	210,607	106,235
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(309)	(531)
Market Value	210,298	105,703
Commercial Paper [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	60,240	22,678
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(18)	(121)
Market Value	60,223	22,557
Certificates of Deposit [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	71,682	46,296
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(135)	(144)
Market Value	71,547	46,152
Municipal Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	8,070	26,683
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(202)	(276)
Market Value	7,868	26,408
Preferred Stock Equity Instrument [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	11,854	11,649
Gross Unrealized Gain (Loss) through Profit & Loss	(3,472)	(1,616)
Market Value	8,382	10,034
Preferred Stock Debt Instrument [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	2,983	2,685
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(760)	(235)
Market Value	2,223	2,449
Other Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	7,434	12,261
Gross Unrealized Gain (Loss) through Other Comprehensive Income	(182)	(132)
Market Value	$ 7,253	$ 12,129